Share-Based Compensation (Tables)	12 Months Ended
May 31, 2022
Summary of NES Activities under 2006 and 2016 Share Incentive Plan
The NES activities under the 2016 Share Incentive Plan for the year ended May 31, 2022 are summarized as follows:

	Number of NES	Weighted-average grant date fair value and intrinsic value
		US$
NES outstanding as of June 1, 2021	24,915,990	10.35
Vested	(6,884,033)	7.38
Forfeited	(1,536,112)	11.25

NES outstanding as of May 31, 2022	16,495,845	11.51
NES vested and expect to vest as of May 31, 2022	16,495,845

Kooleam pre ipo share option scheme [Member]
Share-based compensation, stock options
The movements of share options under the
Pre-IPO
Share Option Scheme are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2020	39,251,485	1.13
Forfeited	(680,500)	1.13
Exercised	(1,668,000)	1.13

Outstanding as of May 31, 2021	36,902,985	1.13
Forfeited	(837,500)	1.13
Exercised	(153,500)	1.13

Outstanding as of May 31, 2022	35,911,985	1.13

Kooleam post ipo share option [Member]
Share-based compensation, stock options

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2020	38,199,000	3.26
Forfeited	(8,621,185)	3.26
Exercised	(36,000)	3.26

Outstanding as of May 31, 2021	29,541,815	3.26
Forfeited	(10,088,192)	3.26
Cancelled	(7,971,290)	3.26
Cancelled and replaced by Koolearn Post-IPO Share Option III (a)	(11,482,333)	0.32

Outstanding as of May 31, 2022	—

(a)	Those options were cancelled and replaced as disclosed below.

The fair value estimate of share options

	January 29, 2020 Koolearn Post- IPO Share Option I
Weighted average share price	US$	3.49
Exercise price	US$	3.26
Expected volatility		52%
Expected life		10 years
Risk-free rate		1.44%
Expected dividend yield		0.00%

Koolean post ipo share option two [Member]
Share-based compensation, stock options
The movements of share options under the Koolearn
Post-IPO
Share Option II are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Granted on August 25, 2020	25,000,000	4.39
Forfeited	(4,152,000)	4.39

Outstanding as of May 31, 2021	20,848,000	4.39

	Number of share options	Weighted average exercise price per option (US$)
Forfeited	(6,445,000)	4.39
Cancelled	(6,311,000)	4.39
Cancelled and replaced by Koolearn Post-IPO Share Option III (a)	(8,092,000)	0.32
Outstanding as of May 31, 2022	—

(a)	Those options were cancelled and replaced as disclosed below.

The fair value estimate of share options

	August 25, 2020

Weighted average share price	US$	4.52
Exercise price	US$	4.39
Expected volatility		49.5%
Expected life		10 years
Risk-free rate		0.44%
Expected dividend yield		0.00%

Koolean Post Ipo Share Option Three [Member]
Share-based compensation, stock options
The movements of share options under the Koolearn
Post-IPO
Share Option III are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Granted on November 15, 2021	24,986,000	0.32
Forfeited	(2,447,497)	0.32
Granted to replace cancelled options	23,455,590	0.32

Outstanding as of May 31, 2022	45,994,093	0.32

The fair value estimate of share options

	November 15, 2021

Weighted average share price	US$	0.32
Exercise price	US$	0.67
Expected volatility		61%
Expected life		10 years
Risk-free rate		1.63%
Expected dividend yield		0.00%